Note 24 - Employee Benefits (Details) - Components of Net Periodic Cost for Other Benefit Plans: (Other Postretirement Benefit Plan, Defined Benefit [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Other Postretirement Benefit Plan, Defined Benefit [Member]
Note 24 - Employee Benefits (Details) - Components of Net Periodic Cost for Other Benefit Plans: [Line Items]
Current service cost	$ 199	$ 186	$ 191
Interest cost	627	696	768
Recognized actuarial loss (gain)	45	(63)	(229)
Recognized past service cost	(48)	(49)	(50)
Net periodic cost	$ 823	$ 770	$ 680